Right-of-use assets and liability related to right-of-use of assets (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use assets and liability related to right-of-use of assets [Abstract]
Right-of-Use Assets and Lease Liabilities
In 2023, 2024 and 2025 the movement of right-of-use assets and liability related to right-of-use of assets are as follows:

	Right-of-use assets
	Towers & Sites		Property		Other equipment		Total		Liability related to right-of-use of assets
As of December 31, 2022	Ps.	106,219,649	Ps.	9,222,438	Ps.	6,432,009	Ps.	121,874,096	Ps.	134,148,811
Additions and disposals		14,744,304		464,791		146,515		15,355,610		12,244,019
Modifications		25,773,865		1,430,795		(3,397,274)		23,807,386		39,109,007
Depreciation		(26,763,563)		(3,122,468)		(1,953,019)		(31,839,050)		—
Interest expense		—		—		—		—		10,648,584
Payments		—		—		—		—		(39,498,197)
Translation adjustment		(13,391,742)		(1,358,124)		(879,856)		(15,629,722)		(31,483,068)
Balance at December 31, 2023	Ps.	106,582,513	Ps.	6,637,432	Ps.	348,375	Ps.	113,568,320	Ps.	125,169,156

	Right-of-use assets
	Towers & Sites		Property		Other equipment		Total		Liability related to right-of-use of assets
As of December 31, 2023	Ps.	106,582,513	Ps.	6,637,432	Ps.	348,375	Ps.	113,568,320	Ps.	125,169,156
Additions and disposals		69,238,564		5,007,853		481,822		74,728,239		74,430,110
Business combination		4,166,641		401,760		943,145		5,511,546		5,285,522
Modifications		20,750,663		3,644,901		6,460,657		30,856,221		31,996,863
Depreciation		(26,991,438)		(3,151,532)		(2,258,796)		(32,401,766)		—
Interest expense		—		—		—		—		16,594,964
Payments		—		—		—		—		(45,285,610)
Translation adjustment		6,050,342		900,839		246,637		7,197,818		4,912,223
Balance at December 31, 2024	Ps.	179,797,285	Ps.	13,441,253	Ps.	6,221,840	Ps.	199,460,378	Ps.	213,103,228

	Right-of-use assets
	Towers & Sites		Property		Other equipment		Total		Liability related to right-of-use of assets
As of December 31, 2024	Ps.	179,797,285	Ps.	13,441,253	Ps.	6,221,840	Ps.	199,460,378	Ps.	213,103,228
Additions and disposals		13,015,928		1,680,494		1,152,199		15,848,621		14,847,515
Business combination		38,315		—		—		38,315		37,229
Modifications		22,171,326		1,534,748		3,020,184		26,726,258		28,873,668
Depreciation		(32,696,594)		(3,582,831)		(2,946,642)		(39,226,067)		—
Interest expense		—		—		—		—		16,156,752
Payments		—		—		—		—		(51,585,889)
Translation adjustment		(5,030,706)		(224,412)		(48,515)		(5,303,633)		(7,323,570)
Balance at December 31, 2025	Ps.	177,295,554	Ps.	12,849,252	Ps.	7,399,066	Ps.	197,543,872	Ps.	214,108,933

Lease Debt
The lease debt of the Company is integrated according to its maturities as follows:

	2024		2025
Short term	Ps.	35,436,851	Ps.	35,866,709
Long term		177,666,377		178,242,224
Total	Ps.	213,103,228	Ps.	214,108,933

Right of Use Liability Maturities
The Company’s right of use long-term liability maturities as of December 31, 2025 are as follows:

Year ended December 31,

2027	Ps.	31,184,242
2028		31,120,912
2029		27,018,383
2030		23,771,735
2031		23,751,674
2032 and thereafter		41,395,278
Total	Ps.	178,242,224

Lease Expenses
During the years ended December 31, 2023, 2024 and 2025, the Company recognized expenses as follows:

	2023
	Others		Related parties		Total
Depreciation expense of right-of-use assets	Ps.	15,530,686	Ps.	16,308,364	Ps.	31,839,050
Interest expense on lease liabilities		5,316,141		5,332,443		10,648,584
Expense relating to short-term leases		23,295		—		23,295
Expense relating to leases of low-value assets		1,749		—		1,749
Variable lease payments		67,927		—		67,927
Total	Ps.	20,939,798	Ps.	21,640,807	Ps.	42,580,605

	2024
	Others		Related parties		Total
Depreciation expense of right-of-use assets	Ps.	16,046,897	Ps.	16,354,869	Ps.	32,401,766
Interest expense on lease liabilities		6,055,603		10,539,361		16,594,964
Expense relating to short-term leases		845		—		845
Expense relating to leases of low-value assets		2,288		—		2,288
Variable lease payments		94,352		—		94,352
Total	Ps.	22,199,985	Ps.	26,894,230	Ps.	49,094,215

	2025
	Others		Related parties		Total
Depreciation expense of right-of-use assets	Ps.	19,115,825	Ps.	20,110,242	Ps.	39,226,067
Interest expense on lease liabilities		6,475,350		9,681,402		16,156,752
Expense relating to short-term leases		3,570		—		3,570
Expense relating to leases of low-value assets		7,090		—		7,090
Variable lease payments		38,559		—		38,559
Total	Ps.	25,640,394	Ps.	29,791,644	Ps.	55,432,038